Note 14 - Segment Information - Classes of Similar Products or Services (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Net Sales		$ 1,199,581	$ 1,162,894
Green Giant [Member]
Net Sales	[1]	71,161	124,811
Canned Vegetables [Member]
Net Sales		815,780	721,121
Frozen [Member]
Net Sales		113,115	105,857
Fruit [Member]
Net Sales		91,941	91,019
Prepared Foods [Member]
Net Sales		79,593	92,826
Snack [Member]
Net Sales		9,684	10,110
Other [Member]
Net Sales		$ 18,307	$ 17,150

[1]	Green Giant includes canned and frozen vegetables exclusively for B&G Foods.